CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Mountain Lake Acquisition Corp. Ordinary Shares Class A stock	Mountain Lake Acquisition Corp. Ordinary Shares Class B Ordinary Shares	Mountain Lake Acquisition Corp. Additional Paid-in Capital	Mountain Lake Acquisition Corp. Accumulated Deficit	Mountain Lake Acquisition Corp.	Ordinary Shares	Accumulated Deficit	Total
Beginning balance at Jun. 13, 2024	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 13, 2024	0	0
Accretion of Class A ordinary shares subject to redemption to redemption amount			$ (10,000,410)	(6,923,914)	(16,924,324)
Net income				443,117	443,117
Ending balance at Dec. 31, 2024	$ 81	$ 719		(6,480,797)	(6,479,997)
Balance (in Shares) at Dec. 31, 2024	805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount				(2,339,304)	(2,339,304)
Net income				2,018,521	2,018,521
Ending balance at Mar. 31, 2025	$ 81	$ 719		(6,801,580)	(6,800,780)
Balance (in Shares) at Mar. 31, 2025	805,000	7,187,500
Beginning balance at Dec. 31, 2024	$ 81	$ 719		(6,480,797)	(6,479,997)
Balance (in Shares) at Dec. 31, 2024	805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount				(9,586,719)	(9,586,719)
Net income				8,281,946	8,281,946
Ending balance at Dec. 31, 2025	$ 81	$ 719		(735,570)	(734,770)	$ 10	$ (145,382)	$ (145,382)
Balance (in Shares) at Dec. 31, 2025	805,000	7,187,500
Ending balance at Dec. 31, 2025	$ 81	$ 719		(735,570)	(734,770)	10	(145,382)	(145,382)
Balance (in Shares) at Dec. 31, 2025	805,000	7,187,500
Beginning balance at Sep. 21, 2025						0	0	0
Net income						0	(145,382)	(145,382)
Ending balance at Dec. 31, 2025	$ 81	$ 719		(735,570)	(734,770)	10	(145,382)	(145,382)
Balance (in Shares) at Dec. 31, 2025	805,000	7,187,500
Accretion of Class A ordinary shares subject to redemption to redemption amount				(2,113,587)	(2,113,587)
Net income				1,724,016	1,724,016		(139,635)	(139,635)
Ending balance at Mar. 31, 2026	$ 81	$ 719		$ (1,125,141)	$ (1,124,341)	$ 10	$ (285,017)	$ (285,017)
Balance (in Shares) at Mar. 31, 2026	805,000	7,187,500